Goodwill and Other Intangible Assets (Expected Future Amortization Expense) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 318
2015	277
2016	263
2017	244
2018	211
Thereafter	2,925
Finite lived intangible assets, future amortization expense	$ 4,238